Related Parties (Details Narrative) - USD ($)					12 Months Ended
	Dec. 06, 2019	Nov. 14, 2018	Mar. 08, 2018	Jan. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares issued during merger, value						$ 9,792,188
Series A Preferred Stock [Member]
Number of shares issued during merger, shares
Number of shares issued during merger, value
Alpha Capital Anstalt [Member]
Number of shares issued during merger, shares				213,707
Alpha Capital Anstalt [Member] | Series A Preferred Stock [Member]
Number of shares issued during merger, shares			11,093
Number of shares issued during merger, value			$ 2,612,500
Alpha Capital Anstalt [Member] | Series K Preferred Stock Warrants [Member]
Number of warrants issued in transaction		277,778
Proceeds from warrants		$ 983,000
Palladium Capital Advisors [Member]
Number of shares issued during merger, shares				35,558
Outstanding shares of common stock, percentage	2.50%
Agreement, Description	The Company entered into a placement agent and merger advisory agreement with Palladium whereby the Company shall pay to Palladium a cash fee equal to 8% of the aggregate gross proceeds raise in closing of each financing transaction and warrants to purchase that number of shares of common stock of the Company equal to 7% of the aggregate number of shares of common stock sold in each offering.
Palladium Capital Advisors [Member] | Series H-4 Preferred Stock and Warrants [Member]
Number of shares issued during merger, shares			1,371
Palladium Capital Advisors [Member] | Series H-5 Warrants [Member]
Number of warrants issued in transaction	243,054
Proceeds from warrants	$ 200,000
Consulting Agreement [Member]
Amount paid to related parties					$ 130,557	51,000
Consulting Agreement [Member] | Ascentaur, LLC [Member]
Amount paid to related parties					90,000
Consulting Agreement [Member] | Accounts Payable [Member]
Amount paid to related parties					0	97,000
Consulting Agreement [Member] | General and Administrative Expense [Member]
Due to related parties					$ 33,733	$ 147,754
Consulting Agreement [Member] | Alpha Capital Anstalt [Member] | Convertible Notes [Member]
Debt instrument, face amount							$ 1,350,000